Rule 497(e)
File No. 333-207937

Amplify ETF Trust
(the “Trust”)

Supplement To the Fund’s Statement of Additional Information (“SAI”)
for each series listed in Appendix A (each a “Fund”)

Dated July 24, 2023

Resignation of John Phillips

Effective July 20, 2023, John Phillips resigned from his positions as Trustee of the Board of Trustees (the “Board”) and Secretary of the Trust. Any references to Mr. Phillips serving as a trustee, as a member of any committee of the Board or as Secretary of the Trust are hereby removed. In addition, effective as of July 20, 2023, the size of the Board of Trustees of each Fund referenced in Appendix A is four.

Appointment of David Wilding

Effective July 20, 2023, David Wilding was appointed by the Board as Secretary of the Trust.

In accordance with such appointment, the following section is added as the last row under the “Officers of the Trust” table within the section entitled “Trustees and Officers”:

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Amplify Investments Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Officers of the Trust
David Wilding c/o Amplify Investments LLC 333 Warrenville Road Suite 350 Lisle, IL 60532 Y.O.B: 1970	Secretary	• Indefinite term • 2023	Chief Operating Officer, Amplify Investments LLC (2023 – present); General Counsel and Chief Compliance Officer, Performance Trust Capital Partners (1996-2022); General Counsel and Chief Compliance Officer, PT Asset Management, LLC (1996-2022)	N/A	N/A

Please Retain This Supplement for Future Reference.

Appendix A

Statement of Additional Information, dated February 28, 2023, for:

Amplify High Income ETF

Amplify Online Retail ETF

Amplify CWP Enhanced Dividend Income ETF

Amplify Transformational Data Sharing ETF

Amplify Lithium & Battery Technology ETF

Amplify BlackSwan Growth & Treasury Core ETF

Amplify Emerging Markets FinTech ETF

Amplify Seymour Cannabis ETF

Amplify BlackSwan ISWN ETF

Amplify Thematic All-Stars ETF

Amplify BlackSwan Tech & Treasury ETF

Amplify Inflation Fighter ETF

Amplify Natural Resources Dividend Income ETF

Amplify International Enhanced Dividend Income ETF